Accounts and Other Receivables and Contract Assets - Summary of Accounts and Other Receivables and Contract Assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Disclosure of financial assets [line items]
Contract acquisition cost	¥ 1,518,642	¥ 2,812,305	¥ 6,236,822
Receivables from core retail credit and enablement service	1,354,390	1,564,189	3,736,176
Receivables from external payment services providers	1,861,227	1,059,093	1,826,203
Trust statutory deposits	445,709	627,674	1,058,355
Other deposits	296,825	390,173	505,764
Receivables from guarantee arrangements	308,223	273,838	430,908
Receivables from other technology platform-based service	71,005	181,602	508,202
Receivables from ADS income	57,791	107,079	95,246
Receivables from referral arrangements	6,005	51,724	586,461
Receivables from exercise of share options	3,999	1,670	197
Receivables for shares repurchase program	0	0	859,772
Others	424,011	552,352	617,453
Less: Provision for impairment losses	3,128	3,793	2,115
Accounts and other receivables and contract assets	6,216,650	7,347,687	15,822,058	¥ 22,153,894
Trade And Other Receivables [Member]
Disclosure of financial assets [line items]
Less: Provision for impairment losses	¥ (131,177)	¥ (274,012)	¥ (639,501)